SHARE-BASED PAYMENTS - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based payments [Abstract]
Equity-settled share-based payment expense	$ 7	$ 8	$ 17	$ 12
Cash-settled share-based payment expense	2	4	2	5
Total share-based compensation expense	$ 9	$ 12	$ 19	$ 17